UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

THIRD AVENUE VALUE PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2012

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings — Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Industry Diversification
(Unaudited)

The summary of the Portfolio’s investments as of June 30, 2012 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at June 30, 2012
(Unaudited)

Principal Amount ($)	Security*	Value (Note 1)

Corporate Bonds - 0.24%

	Consumer Products - 0.24%
1,195,250	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a) (c)	$322,837

	Total Corporate Bonds (Cost $1,195,250)	322,837

Shares

Common Stocks - 89.70%

	Annuities & Mutual Fund Management & Sales - 4.61%
281,000	Bank of New York Mellon Corp. (The)	6,167,950

	Automotive - 4.49%
209,200	Toyota Industries Corp. (Japan)	5,997,957

	Consumer Products - 0.00%#
33,915	Home Products International, Inc. (a) (b) (c)	1,696

	Depository Institutions - 4.37%
419,000	Chong Hing Bank, Ltd. (Hong Kong)	671,463
33,370	Comerica, Inc.	1,024,793
535,400	KeyCorp	4,143,996

		5,840,252

	Diversified Operations - 8.57%
190,637	Brookfield Asset Management, Inc., Class A (Canada)	6,310,085
308,000	Hutchison Whampoa, Ltd. (Hong Kong)	2,671,563
443,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	2,468,882

		11,450,530

	Holding Companies - 20.93%
4,000	Capital Southwest Corp.	411,360
850,000	Cheung Kong Holdings, Ltd. (Hong Kong)	10,494,357
341,804	Investor AB, Class A (Sweden)	6,293,591
9,006,000	Lai Sun Garment International, Ltd. (Hong Kong) (b)	748,405
164,995	RHJ International (Belgium) (b)	741,028
2,446,000	Wheelock & Co., Ltd. (Hong Kong)	9,294,359

		27,983,100

Shares	Security*	Value (Note 1)

	Insurance & Reinsurance - 1.63%
3,802	Alleghany Corp. (b)	$1,291,729
1,687	White Mountains Insurance Group, Ltd.[1]	880,192

		2,171,921

	Manufactured Housing - 1.70%
44,309	Cavco Industries, Inc. (b)	2,272,166

	Non-U.S. Real Estate Operating Companies - 16.94%
1,025,000	Hang Lung Group, Ltd. (Hong Kong)	6,337,748
911,000	Hang Lung Properties, Ltd. (Hong Kong)	3,116,184
2,373,129	Henderson Land Development Co., Ltd. (Hong Kong)	13,193,247

		22,647,179

	Oil & Gas Production & Services - 3.25%
44,111	Devon Energy Corp.	2,557,997
86,000	EnCana Corp. (Canada)	1,791,380

		4,349,377

	Semiconductor Equipment Manufacturers - 1.86%
216,500	Applied Materials, Inc.	2,481,090

	Software - 0.68%
62,000	Symantec Corp. (b)	905,820

	Steel & Specialty Steel - 8.46%
140,659	POSCO, ADR (South Korea)	11,314,610

	Telecommunications Equipment - 1.94%
69,039	Sycamore Networks, Inc. (b)	1,002,446
478,100	Tellabs, Inc.	1,592,073

		2,594,519

	U.S. Real Estate Operating Companies - 5.40%
274,541	Forest City Enterprises, Inc., Class A (b)	4,008,299
112,008	Tejon Ranch Co. (b)	3,205,669

		7,213,968

	Utilities, Utility Service Companies & Waste Management - 4.87%
379,400	Covanta Holding Corp.	6,506,710

	Total Common Stocks (Cost $138,001,720)	119,898,845

	Total Investment Portfolio - 89.94% (Cost $139,196,970)	120,221,682
	Other Assets less Liabilities - 10.06%	13,449,823

	NET ASSETS - 100.00%	$133,671,505

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at June 30, 2012
(Unaudited)

Notes:
(a)	Fair-valued security.
(b)	Non-income producing security.
(c)	Restricted security subject to restrictions on resale.

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	Carrying Value Per Unit
33,915	Home Products International, Inc. — common stock	5/30/07	$3,749,309	$ 0.05

$1,195,250	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17	3/16/07-4/10/12	1,195,250	27.01

At June 30, 2012, these restricted securities had a total market value of $324,533 or 0.24% of net assets of the Portfolio.

*	U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Bermuda.

ADR:	American Depositary Receipt.
PIK:	Payment-in-kind.

Country Concentration

% of Net Assets

Hong Kong	36.65%
United States	29.01
South Korea	8.46
Canada	6.06
Sweden	4.71
Japan	4.49
Belgium	0.56

Total	89.94%

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Assets and Liabilities
June 30, 2012
(Unaudited)

Assets:
Investments at value (cost of $139,196,970) (Note 1)	$120,221,682
Cash	13,233,406
Receivable for securities sold	565,677
Dividends and interest receivable	310,576
Receivable for Portfolio shares sold	2,080
Other assets	1,562

Total assets	134,334,983

Liabilities:
Payable for securities purchased	223,617
Payable for Portfolio shares redeemed	182,856
Payable to investment adviser (Note 3)	100,478
Payable for shareholder servicing fees (Note 3)	47,237
Payable for reports to shareholders	44,002
Payable for auditing fees	41,356
Accrued expenses	21,029
Payable to trustees and officers	2,903

Total liabilities	663,478

Net assets	$133,671,505

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 10,462,501 shares outstanding	$174,838,527
Accumulated undistributed net investment income	541,808
Accumulated net realized losses on investments and foreign currency transactions	(22,734,799)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(18,974,031)

Net assets applicable to capital shares outstanding	$133,671,505

Net asset value, offering and redemption price per share	$12.78

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Operations
For the Six Months Ended June 30, 2012
(Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $105,205)	$1,785,224
Interest	47,514
Other income	2,502

Total investment income	1,835,240

Expenses:
Investment advisory fees (Note 3)	628,129
Shareholder servicing fees (Note 3)	92,668
Reports to shareholders	34,049
Auditing fees	32,485
Transfer agent fees	27,681
Accounting fees	24,877
Custodian fees	19,393
Administration fees (Note 3)	15,956
Trustees’ and officers’ fees and expenses	11,802
Legal fees	2,944
Insurance expenses	2,452
Miscellaneous expenses	2,769

Total expenses	895,205
Recovery of expenses previously waived (Note 3)	14,959
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(2,866)

Net expenses	907,298

Net investment income	927,942

Realized and unrealized gain/(loss) on investments and foreign currency transactions:
Net realized loss on investments	(107,809)
Net realized gain on foreign currency transactions	2,454
Net change in unrealized appreciation/(depreciation) on investments	14,699,495
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(70)

Net gain on investments and foreign currency transactions	14,594,070

Net increase in net assets resulting from operations	$15,522,012

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

Operations:
Net investment income	$927,942	$1,743,365
Net realized gain/(loss) on investments	(107,809)	2,172,831
Net realized gain on foreign currency transactions	2,454	9,282
Net change in unrealized appreciation/(depreciation) on investments	14,699,495	(41,715,227)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(70)	(5,014)

Net increase/(decrease) in net assets resulting from operations	15,522,012	(37,794,763)

Dividends and Distributions to Shareholders from:
Net investment income	—	(2,970,947)

Decrease in net assets from dividends and distributions	—	(2,970,947)

Capital Share Transactions:
Proceeds from sale of shares	3,750,057	6,505,543
Net asset value of shares issued in reinvestment of dividends and distributions	—	2,970,947
Cost of shares redeemed	(17,759,073)	(45,520,505)

Net decrease in net assets resulting from capital share transactions	(14,009,016)	(36,044,015)

Net increase/(decrease) in net assets	1,512,996	(76,809,725)
Net assets at beginning of period	132,158,509	208,968,234

Net assets at end of period
(including accumulated undistributed net investment income and accumulated distribution in excess of net investment income of $541,808 and $(386,134), respectively)	$133,671,505	$132,158,509

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended June 30, 2012 (Unaudited)

			Years Ended December 31,

			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.42		$14.79	$13.53	$12.01	$25.92	$29.84

Income/(loss) from investment operations:
Net investment income	0.08	[1]	0.14 [1]	0.09 [1]	0.26 [1]	0.26 [1]	0.15
Net gain/(loss) on investment transactions (both realized and unrealized)	1.28		(3.26)	1.71	4.69	(10.37)	(1.45)

Total from investment operations	1.36		(3.12)	1.80	4.95	(10.11)	(1.30)

Less dividends and distributions to shareholders:
Dividends from net investment income	—		(0.25)	(0.54)	—	(0.18)	(0.67)
Distributions from realized gains	—		—	—	(3.43)	(3.62)	(1.95)

Total dividends and distributions	—		(0.25)	(0.54)	(3.43)	(3.80)	(2.62)

Net asset value, end of period	$12.78		$11.42	$14.79	$13.53	$12.01	$25.92

Total return[2]		11.91%[3]	(21.31%)	14.07%	45.35%	(43.66%)	(4.80%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$133,672		$132,159	$208,968	$237,637	$196,912	$462,937
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery		1.28%[4]	1.26%	1.32%	1.33%	1.24%	1.17%
After fee waivers/expense offset arrangement/recovery[5]	1.30	%4†	1.30%†	1.30%#	1.30%#	1.24%	1.17%
Ratio of net investment income to average net assets		1.33%[4]	1.00%	0.69%	2.01%	1.30%	0.42%
Portfolio turnover rate		7%[3]	7%	1%	8%	77%	20%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the adviser had not recovered previously waived expenses. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separated accounts that invest in the Portfolio’s shares.

[3]	Not annualized.
[4]	Annualized.
[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.30%.
†	The investment adviser recovered a portion of its previously waived fees.
#	The investment adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements
June 30, 2012
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio” or the “Fund”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value (meaning the value of the company’s net assets or the Adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where, in the Adviser’s determination, these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restructuring.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2012, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Accounting policies:
The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:
Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At June 30, 2012, such securities had a total fair value of $324,533 or 0.24% of net assets. Among the

8

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Fair value measurements:
In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market

9

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2012:

Level 1: Quoted Prices*
Investments in Securities:
Common Stocks†	$57,868,365

Total for Level 1 Securities	57,868,365

Level 2: Other Significant Observable Inputs*
Investments in Securities:
Common Stocks†	62,028,784

Total for Level 2 Securities	62,028,784

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks - Consumer Products	1,696
Corporate Bonds - Consumer Products	322,837

Total for Level 3 Securities	324,533

Total Value of Investments	$120,221,682

*

The value of securities that transferred from Level 1 on December 31, 2011 to Level 2 on June 30, 2012 was $72,060,278. These changes were primarily the result of certain securities trading outside the U.S. whose values were adjusted by the application of fair value factors as described under the security valuation note on page 8.

†	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are valued utilizing values as of the beginning of the period.

10

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/11 (fair value)	Net change in unrealized appreciation/ (depreciation)	Payment- in-kind interest	Balance as of 6/30/12 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Common Stocks:
Consumer Products	$1,696	$—	$—	$1,696	$—
Corporate Bonds:
Consumer Products	169,888	118,136	34,813	322,837	118,136

Total	$171,584	$118,136	$34,813	$324,533	$118,136

The Trust’s Valuation Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Trust’s Board.

The significant unobservable inputs used in the fair value measurement of the Trust’s private investments are (i) an estimation of a normalized earnings level for the company; (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment; and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Security transactions and investment income:
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:
The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

11

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

The net assets of the Portfolio are presented at market values using the foreign exchange rates at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investment transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Dividends and distributions to shareholders:
The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:
The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and realized gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio’s U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:
Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

12

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

Trustees’ and officers’ fees:
The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $4,355 for the six months ended June 30, 2012. The Trust does pay, together with Third Avenue Trust, each independent Trustee who is not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that each Trustee attends, in addition to reimbursing all independent Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, independent Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pay each independent Trustee an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The independent Trustees on the Audit Committee each receive $2,000 for each audit committee meeting they attend and the audit committee chairman receives an annual retainer of $6,000.

2. INVESTMENTS

Purchases and sales:
The aggregate cost of purchases and aggregate proceeds from sales, excluding short-term investments, for the six months ended June 30, 2012 were as follows:

Purchases	Sales

$8,773,351	$24,554,796

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of June 30, 2012:

Gross unrealized appreciation	$11,310,857
Gross unrealized depreciation	(30,286,145)

Net unrealized depreciation	$(18,975,288)

Book cost	$139,196,970

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advisory functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including shareholder servicing fees due to third parties, the compensation expense for the Portfolio’s Chief Compliance Officer and other miscellaneous expenses. At June 30, 2012, the Portfolio had amounts payable to the Adviser of $30,552 for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding taxes, interest and brokerage commissions, exceed the expense limitation based on the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the preceding limitation. The expense limitation agreement can only be amended by agreement of the Adviser and the independent Trustees to

13

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

lower annual portfolio expenses and will terminate automatically in the event of termination of the Investment Advisory Agreement by one of the parties, effective upon the effectiveness of such termination. Below is the expense limitation and corresponding contingent liabilities to the Adviser in effect for the Portfolio:

Expense Limitation	Expiration Date	Expense Waived through Fiscal Year Ending December 31, 2010 and Subject to Repayment until December 31, 2013

1.30%	4/30/2013	$9,167

The Adviser recovered expenses previously waived in the amount of $14,959 for the Portfolio for the six months ended June 30, 2012.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,225.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Shareholder servicing fees” in the Statement of Operations. For the six months ended June 30, 2012, such fees amounted to $92,668.

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the six months ended June 30, 2012, the reduction of expense due to this arrangement was $2,866 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. LINE OF CREDIT

The Portfolio and each fund of Third Avenue Trust were participants in a single committed, unsecured $100,000,000 line of credit with The Bank of Nova Scotia, to be used only for temporary or emergency purposes. The interest on the loan was calculated at a variable rate based on the Overnight London Interbank Offered, Federal Funds or Prime Rates. A commitment fee of 0.10% per annum of the available line of credit was charged, of which each participating fund of Third Avenue Trust and the Portfolio paid its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee was due and payable. The fee was paid quarterly in arrears.During the six months ended June 30, 2012, there were no loans outstanding under the line of credit.

The Adviser has notified The Bank of Nova Scotia that the Portfolio has elected not to renew the line of credit. Accordingly, the commitment was terminated on June 28, 2012.

14

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

5. RELATED PARTY TRANSACTIONS

Brokerage commissions:
M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended June 30, 2012, the Portfolio paid no brokerage commissions to M.J. Whitman LLC.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Portfolio has investments. As a result of such service, for the six months ended June 30, 2012, the Portfolio received $2,502 board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Portfolio. These fees are included in “Other income” on the accompanying Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

Shares outstanding at beginning of period	11,568,225	14,131,764

Shares sold	293,554	480,429
Shares issued upon reinvestment of dividends and distributions	—	230,485
Shares redeemed	(1,399,278)	(3,274,453)

Net decrease in Portfolio shares	(1,105,724)	(2,563,539)

Shares outstanding at end of period	10,462,501	11,568,225

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

15

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Credit and interest rate risk:

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Market risk:
Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Cash concentration:

The Portfolio’s cash balance is held at a major regional U.S. bank. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Fund concentration:

The Fund holds a relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Additionally, the Fund may encounter some difficulty in liquidating securities of concentrated positions.

9. FEDERAL INCOME TAXES

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not used. Pre-enactment capital losses remain subject to an eight year carryforward period, after which they will expire if not utilized. Any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized. Additionally, post-enactment capital loss carryforwards will retain their tax character as either short-term or long-term capital losses.

16

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2012
(Unaudited)

In order to utilize a portion of its pre-enactment capital loss carryforward, the Portfolio intends to elect to treat post-October 2011 capital losses of $7,910,058 as being recognized in 2012. As a result of this election, for U.S. federal tax purposes the Portfolio would be treated as having generated net capital gain for the year ended December 31, 2011 of $5,325,234, which should be fully offset by the pre-enactment capital loss carryforward. That should leave a remaining capital loss carryforward at December 31, 2011 of $14,719,386 which will expire if not used by December 31, 2017.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Annual Renewal of Investment Advisory Agreement
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 6, 2012, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”). Prior to voting on the Agreement, the Independent Trustees met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials referred to below.

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 6, 2012 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

2.

the information sources and methodology used in the selection of funds included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio’s advisory fees and expense ratio and in analyzing the Portfolio’s performance;

3.

the Portfolio’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its comparison universe and competitive fund group;

4.	performance analyses of the Portfolio and funds in its competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

6.

information presented in respect of economies of scale, noting the Adviser’s agreement to limit the Portfolio’s total expenses, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the decline in the Portfolio’s assets;

7.

the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

18

Annual Renewal of Investment Advisory Agreement (continued)
(Unaudited)

8.	fallout benefits, including (i) fees for providing administrative services and (ii) research services received by the Adviser in connection with executing the Portfolio’s transactions.

B. Description of Personnel And Services Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Portfolio, including the Adviser’s investment, senior management and operational personnel (and additions to them), and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added over time through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments.

C. Investment Performance of the Portfolio and Adviser

1.

The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group for various periods and since inception. The Trustees also reviewed information pertaining to the Portfolio’s risk adjusted performance and risk measures.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered and evaluated the Portfolio’s performance over various time periods in light of market conditions, the Adviser’s investing style and circumstances particular to the Portfolio. The Trustees understood the relevant circumstances and the efforts the Adviser was making to improve performance over time. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for the Portfolio was well below the maximum profitability levels found in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio, including administration fees paid to the Adviser. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Portfolio as compared to advisory services provided to other advised and sub-advised funds and any separate accounts. The Trustees recognized that differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio’s fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the relatively small size of the Portfolio. The Trustees concluded that, because of declining assets, material economies of scale were not present to be shared with the Portfolio.

19

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2012 and held for the six month period ended June 30, 2012.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period* January 1, 2012 to June 30, 2012	Annualized Expense Ratio

Actual	$1,000.00	$1,119.10	$6.85	1.30%
Hypothetical	$1,000.00	$1,018.40	$6.52	1.30%

*

Expenses (net of fee waivers, expense offset arrangement and/or expense recovery) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366.

20

Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Tara Dempsey
Assistant Secretary
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 16, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 16, 2012

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	August 16, 2012